SUBSIDIAIRIES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2024
Interests in Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following table lists the principal legal entities which are included in the consolidated financial statements:

Company name	Operating purpose	Registered office	Currency	December 31, 2024 capital and voting rights share in %	December 31, 2023 capital and voting rights share in %
CH Media TV AG 3	Media	Switzerland	CHF	20.00	20.00
ello communications S.A.	Telecommunications	Switzerland	CHF	60.00	60.00
ITV Betriebsgesellschaft GmbH [3]	Telecommunications	Switzerland	CHF	50.00	50.00
Naxoo S.A 3	Telecommunications	Switzerland	CHF	48.90	48.90
REGIONALE GEMEINSCHAFTS-ANTENNEN-ANLAGE SPIEZ AG REGAS [3]	Telecommunications	Switzerland	CHF	30.00	30.00
Sitel S.A.	Telecommunications	Switzerland	CHF	66.70	66.70
Sunrise Financing Partnership	Holding	United States	CHF	100.00	100.00
Sunrise FinCo I B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise FinCo II B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise GmbH	Telecommunications	Switzerland	CHF	100.00	100.00
Sunrise HoldCo I B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo II B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo III B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo IV B.V. [1]	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo V B.V.	Holding	Netherlands	CHF	100.00	—
Sunrise HoldCo VI B.V. [2]	Holding	Netherlands	CHF	100.00	—
Sunrise Portugal S.A.	Telecommunications	Portugal	CHF	100.00	100.00
Swiss Open Fiber AG	Telecommunications	Switzerland	CHF	100.00	100.00
Swiss-Ski Store GmbH [3]	Other	Switzerland	CHF	50.00	—
TELDAS GmbH [3]	Telecommunications	Switzerland	CHF	23.00	23.00
Télédistal S.A.	Telecommunications	Switzerland	CHF	38.90	38.90
Télévaux S.A.	Telecommunications	Switzerland	CHF	80.00	80.00
UPCB Finance VII Limited [4]	Holding	Cayman Islands	CHF	—	—

1) In 2023, Sunrise HoldCo IV B.V. was directly held by Sunrise HoldCo V B.V. (former Liberty Global Europe Financing B.V.).All other entities were indirect subsidiaries of Sunrise HoldCo V B.V. (former Liberty Global Europe Financing B.V).
2) In 2024, following the spin-off, Sunrise HoldCo VI B.V. is directly held. All other entities are indirect subsidiaries of Sunrise Communications AG.
3) Investment is accounted for using the equity method.
4) As of 31 December 2024, no shares are held, but the entity is controlled by Sunrise.

Disclosure of interests in associates
The following table lists the principal legal entities which are included in the consolidated financial statements:

Company name	Operating purpose	Registered office	Currency	December 31, 2024 capital and voting rights share in %	December 31, 2023 capital and voting rights share in %
CH Media TV AG 3	Media	Switzerland	CHF	20.00	20.00
ello communications S.A.	Telecommunications	Switzerland	CHF	60.00	60.00
ITV Betriebsgesellschaft GmbH [3]	Telecommunications	Switzerland	CHF	50.00	50.00
Naxoo S.A 3	Telecommunications	Switzerland	CHF	48.90	48.90
REGIONALE GEMEINSCHAFTS-ANTENNEN-ANLAGE SPIEZ AG REGAS [3]	Telecommunications	Switzerland	CHF	30.00	30.00
Sitel S.A.	Telecommunications	Switzerland	CHF	66.70	66.70
Sunrise Financing Partnership	Holding	United States	CHF	100.00	100.00
Sunrise FinCo I B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise FinCo II B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise GmbH	Telecommunications	Switzerland	CHF	100.00	100.00
Sunrise HoldCo I B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo II B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo III B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo IV B.V. [1]	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo V B.V.	Holding	Netherlands	CHF	100.00	—
Sunrise HoldCo VI B.V. [2]	Holding	Netherlands	CHF	100.00	—
Sunrise Portugal S.A.	Telecommunications	Portugal	CHF	100.00	100.00
Swiss Open Fiber AG	Telecommunications	Switzerland	CHF	100.00	100.00
Swiss-Ski Store GmbH [3]	Other	Switzerland	CHF	50.00	—
TELDAS GmbH [3]	Telecommunications	Switzerland	CHF	23.00	23.00
Télédistal S.A.	Telecommunications	Switzerland	CHF	38.90	38.90
Télévaux S.A.	Telecommunications	Switzerland	CHF	80.00	80.00
UPCB Finance VII Limited [4]	Holding	Cayman Islands	CHF	—	—

1) In 2023, Sunrise HoldCo IV B.V. was directly held by Sunrise HoldCo V B.V. (former Liberty Global Europe Financing B.V.).All other entities were indirect subsidiaries of Sunrise HoldCo V B.V. (former Liberty Global Europe Financing B.V).
2) In 2024, following the spin-off, Sunrise HoldCo VI B.V. is directly held. All other entities are indirect subsidiaries of Sunrise Communications AG.
3) Investment is accounted for using the equity method.
4) As of 31 December 2024, no shares are held, but the entity is controlled by Sunrise.